Financial Assets and Financial Liabilities - Schedule of Information About Sensitivity to Change of Floating Rates (Detail) - Interest rate risk [member] - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Mosprime and Central Bank of Russia [member]
Disclosure of detailed information about sensitivity to change of floating rates [line items]
Decrease in profit before tax based on floating rates	₽ (1,922)	₽ (2,744)	₽ (4,943)
Increase in profit before tax based on floating rates	₽ 2,563	₽ 5,488	₽ 9,887
Percentage of increase in floating rate	0.75%	1.00%	2.00%
Percentage of decrease in floating rate	(1.00%)	(2.00%)	(4.00%)
LIBOR [member]
Disclosure of detailed information about sensitivity to change of floating rates [line items]
Decrease in profit before tax based on floating rates	₽ (226)	₽ (500)	₽ (736)
Increase in profit before tax based on floating rates	₽ 68	₽ 250	₽ 98
Percentage of increase in floating rate	0.50%	0.48%	0.60%
Percentage of decrease in floating rate	(0.15%)	(0.24%)	(0.08%)
EURIBOR [member]
Disclosure of detailed information about sensitivity to change of floating rates [line items]
Decrease in profit before tax based on floating rates	₽ (190)	₽ (8)	₽ (28)
Increase in profit before tax based on floating rates	₽ 9	₽ 16	₽ 19
Percentage of increase in floating rate	0.20%	0.04%	0.12%
Percentage of decrease in floating rate	(0.01%)	(0.08%)	(0.08%)